Putnam Ultra Short Duration Income Fund
The fund's portfolio
4/30/19 (Unaudited)

CORPORATE BONDS AND NOTES (52.0%)(a)
	Principal amount	Value
Banking (32.0%)
ABN AMRO Bank NV 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.57%), 3.209%, 8/27/21 (Netherlands)	$36,600,000	$36,728,466
ABN AMRO Bank NV 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.41%), 3.002%, 1/19/21 (Netherlands)	40,000,000	40,047,440
Australia & New Zealand Banking Group, Ltd. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.66%), 3.262%, 9/23/19 (Australia)	28,940,000	29,013,892
Australia & New Zealand Banking Group, Ltd. 144A sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.32%), 3.017%, 11/9/20 (Australia)	24,900,000	24,930,425
Australia & New Zealand Banking Group, Ltd. 144A unsec. FRN (BBA LIBOR USD 3 Month + 0.50%), 3.183%, 8/19/20 (Australia)	28,950,000	29,059,562
Australia & New Zealand Banking Group, Ltd. 144A unsec. FRN (BBA LIBOR USD 3 Month + 0.46%), 3.143%, 5/17/21 (Australia)	14,625,000	14,664,784
Bank of America Corp. sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.65%), 3.242%, 10/1/21	22,570,000	22,631,571
Bank of America Corp. sr. unsec. sub. FRN (BBA LIBOR USD 3 Month + 0.38%), 2.972%, 1/23/22	39,485,000	39,430,802
Bank of America Corp. sr. unsec. unsub. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 1.42%), 4.012%, 4/19/21	23,683,000	24,159,767
Bank of America Corp. sr. unsec. unsub. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.66%), 3.252%, 7/21/21	24,280,000	24,380,762
Bank of America Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.65%), 3.252%, 6/25/22	48,475,000	48,582,619
Bank of Montreal sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.40%), 2.992%, 1/22/21 (Canada)	28,000,000	28,078,375
Bank of Montreal sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.34%), 2.937%, 7/13/20 (Canada)	24,944,000	25,004,464
Bank of Montreal sr. unsec. unsub. FRN Ser. D, (BBA LIBOR USD 3 Month + 0.46%), 3.057%, 4/13/21 (Canada)	11,600,000	11,651,803
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.79%), 3.429%, 8/27/21 (Canada)	7,500,000	7,578,053
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.57%), 3.18%, 3/26/22 (Canada)	57,966,000	58,136,863
Bank of New York Mellon (The) sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.30%), 2.915%, 12/4/20	16,000,000	16,017,908
Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.87%), 3.553%, 8/17/20	22,600,000	22,855,412
Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.73%), 3.322%, 7/20/22 (France)	17,350,000	17,409,389
Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.49%), 3.082%, 7/20/20 (France)	73,900,000	74,134,344
Barclays Bank PLC sr. unsec. unsub. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.65%), 3.389%, 8/7/20 (United Kingdom)	25,500,000	25,533,278
Barclays PLC sr. unsec. unsub. notes 2.75%, 11/8/19 (United Kingdom)	5,110,000	5,100,337
BB&T Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.72%), 3.312%, 1/15/20	20,957,000	21,033,643
BB&T Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.57%), 3.181%, 6/15/20	34,740,000	34,874,984
BB&T Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.22%), 2.799%, 2/1/21	37,845,000	37,772,186
BPCE SA 144A sr. unsec. notes 3.145%, 7/31/20 (France)	33,000,000	33,120,784
Branch Banking & Trust Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.45%), 3.047%, 1/15/20	10,000,000	10,019,211
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.72%), 3.335%, 6/16/22 (Canada)	6,300,000	6,335,087
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.32%), 2.891%, 2/2/21 (Canada)	27,300,000	27,323,059
Capital One Bank USA NA sr. unsec. notes Ser. BKNT, 2.844%, 6/5/19	48,100,000	48,097,451
Capital One NA sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.77%), 3.373%, 9/13/19	45,560,000	45,632,495
Capital One NA sr. unsec. notes 2.905%, 9/5/19	23,000,000	22,967,611
Capital One NA sr. unsec. notes Ser. BKNT, 2.978%, 9/13/19	27,940,000	27,849,622
Citigroup, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.31%), 3.896%, 10/26/20	18,205,000	18,464,373
Citigroup, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.38%), 3.981%, 3/30/21	60,863,000	61,946,960
Citigroup, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.19%), 3.766%, 8/2/21	28,093,000	28,536,813
Citigroup, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.07%), 3.665%, 12/8/21	17,965,000	18,192,848
Citigroup, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.96%), 3.54%, 4/25/22	28,085,000	28,390,003
Citizens Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.81%), 3.456%, 5/26/22	4,960,000	4,981,124
Citizens Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.72%), 3.413%, 2/14/22	43,000,000	43,116,181
Citizens Bank NA/Providence RI sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.54%), 3.155%, 3/2/20	37,900,000	37,984,624
Citizens Bank NA/Providence RI sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.57%), 3.216%, 5/26/20	49,176,000	49,266,241
Commonwealth Bank of Australia 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.64%), 3.379%, 11/7/19 (Australia)	19,627,000	19,689,830
Commonwealth Bank of Australia 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.45%), 3.051%, 3/10/20 (Australia)	14,900,000	14,948,011
Commonwealth Bank of Australia 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.40%), 3.015%, 9/18/20 (Australia)	19,600,000	19,661,451
Compass Bank sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.73%), 3.331%, 6/11/21	42,600,000	42,405,364
Compass Bank sr. unsec. unsub. notes Ser. BKNT, 3.264%, 9/29/19	11,731,000	11,723,622
Cooperative Rabobank UA sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.83%), 3.414%, 1/10/22 (Netherlands)	29,100,000	29,426,034
Cooperative Rabobank UA sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.43%), 3.016%, 4/26/21 (Netherlands)	25,370,000	25,464,579
Cooperative Rabobank UA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.51%), 3.207%, 8/9/19 (Netherlands)	48,300,000	48,367,366
Credit Agricole Corporate & Investment Bank SA company guaranty sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.63%), 3.221%, 10/3/21 (France)	15,345,000	15,393,841
Credit Agricole Corporate & Investment Bank SA 144A company guaranty sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.40%), 2.984%, 5/3/21 (France)	47,000,000	47,010,340
Credit Agricole SA/London 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.18%), 3.772%, 7/1/21 (United Kingdom)	51,180,000	51,950,157
Credit Agricole SA/London 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.97%), 3.571%, 6/10/20 (United Kingdom)	26,005,000	26,157,311
Credit Suisse AG unsec. sub. notes 5.40%, 1/14/20	21,400,000	21,755,112
Credit Suisse AG/New York, NY sr. unsec. notes 2.867%, 8/13/19	67,967,000	68,462,211
Credit Suisse Group Funding Guernsey, Ltd. company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 2.29%), 4.891%, 4/16/21 (United Kingdom)	69,194,000	71,529,094
Credit Suisse Group Funding Guernsey, Ltd. 144A company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 2.29%), 4.891%, 4/16/21 (United Kingdom)	1,750,000	1,799,972
Danske Bank A/S 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.58%), 3.188%, 9/6/19 (Denmark)	40,141,000	40,114,937
Danske Bank A/S 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.51%), 3.125%, 3/2/20 (Denmark)	25,200,000	25,099,973
DNB Bank ASA 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.07%), 3.685%, 6/2/21 (Norway)	7,000,000	7,094,965
DNB Bank ASA 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.37%), 2.97%, 10/2/20 (Norway)	69,605,000	69,744,439
Fifth Third Bank sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.44%), 3.026%, 7/26/21	24,800,000	24,820,729
Fifth Third Bank sr. unsec. notes Ser. BKNT, 2.847%, 9/27/19	38,135,000	37,971,161
Fifth Third Bank/Cincinnati, OH sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.59%), 3.199%, 9/27/19	23,335,000	23,372,686
Fifth Third Bank/Cincinnati, OH sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.25%), 2.833%, 10/30/20	31,105,000	31,102,007
First Niagara Financial Group, Inc. sr. unsec. unsub. notes 2.834%, 3/19/20	20,000,000	20,686,694
HSBC Holdings PLC sr. unsec. FRN (BBA LIBOR USD 3 Month + 2.24%), 4.835%, 3/8/21 (United Kingdom)	29,239,000	30,168,493
HSBC Holdings PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.66%), 4.311%, 5/25/21 (United Kingdom)	14,346,000	14,660,049
HSBC Holdings PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.60%), 3.283%, 5/18/21 (United Kingdom)	28,000,000	28,043,737
HSBC USA, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.61%), 3.298%, 11/13/19	13,350,000	13,390,503
Huntington National Bank (The) sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.51%), 3.111%, 3/10/20	41,500,000	41,628,335
Huntington National Bank (The) sr. unsec. notes 2.717%, 3/10/20	37,200,000	37,116,393
ING Bank NV 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.97%), 3.653%, 8/17/20 (Netherlands)	5,350,000	5,397,672
ING Bank NV 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.88%), 3.564%, 8/15/21 (Netherlands)	25,429,000	25,675,773
ING Bank NV 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.61%), 3.294%, 8/15/19 (Netherlands)	8,000,000	8,007,920
ING Bank NV 144A sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.69%), 3.282%, 10/1/19 (Netherlands)	14,455,000	14,490,365
ING Groep NV sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.15%), 3.751%, 3/29/22 (Netherlands)	49,410,000	50,063,571
JPMorgan Chase & Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.61%), 3.225%, 6/18/22	25,797,000	25,830,175
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.48%), 4.106%, 3/1/21	25,327,000	25,805,881
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.21%), 3.787%, 10/29/20	16,152,000	16,370,869
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.96%), 3.547%, 1/23/20	23,528,000	23,676,411
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.68%), 3.306%, 6/1/21	21,160,000	21,251,263
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.55%), 3.151%, 3/9/21	22,842,000	22,890,810
JPMorgan Chase Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.34%), 2.926%, 4/26/21	14,750,000	14,766,225
JPMorgan Chase Bank NA sr. unsec. unsub. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.29%), 2.869%, 2/1/21	6,000,000	6,003,312
KeyBank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.81%), 3.473%, 11/22/21	6,090,000	6,136,195
KeyBank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.66%), 3.239%, 2/1/22	40,000,000	40,153,132
KeyBank NA sr. unsec. notes Ser. BKNT, 3.086%, 12/15/19	7,250,000	7,241,282
KeyBank NA sr. unsec. unsub. notes Ser. BKNT, 2.88%, 8/22/19	45,122,000	44,982,241
Lloyds Bank PLC company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.49%), 3.229%, 5/7/21 (United Kingdom)	65,400,000	65,441,533
Lloyds Banking Group PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.80%), 3.413%, 6/21/21 (United Kingdom)	12,565,000	12,566,404
Manufacturers & Traders Trust Co. sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.27%), 2.85%, 1/25/21	63,120,000	63,048,169
Manufacturers & Traders Trust Co. unsec. sub FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.64%), 3.266%, 12/1/21	13,270,000	13,233,862
Mitsubishi UFJ Financial Group, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.65%), 3.236%, 7/26/21 (Japan)	45,366,000	45,475,650
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.88%), 4.506%, 3/1/21 (Japan)	8,429,000	8,640,113
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.06%), 3.668%, 9/13/21 (Japan)	48,955,000	49,594,259
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.92%), 3.583%, 2/22/22 (Japan)	13,818,000	13,923,473
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.79%), 3.37%, 7/25/22 (Japan)	14,300,000	14,361,219
Mizuho Financial Group, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.94%), 3.569%, 2/28/22 (Japan)	58,690,000	59,191,800
Mizuho Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.14%), 3.748%, 9/13/21 (Japan)	45,705,000	46,256,658
Mizuho Financial Group, Inc. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.48%), 4.084%, 4/12/21 (Japan)	13,200,000	13,426,715
National Australia Bank, Ltd. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.71%), 3.448%, 11/4/21 (Australia)	27,500,000	27,674,983
National Australia Bank, Ltd. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.69%), 3.291%, 12/9/19 (Australia)	2,600,000	2,609,434
National Australia Bank, Ltd. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.58%), 3.213%, 9/20/21 (Australia)	28,200,000	28,309,134
National Australia Bank, Ltd. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.59%), 3.174%, 1/10/20 (Australia)	17,750,000	17,812,862
National Australia Bank, Ltd. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.51%), 3.173%, 5/22/20 (Australia)	25,700,000	25,819,655
National Australia Bank, Ltd. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.35%), 2.954%, 1/12/21 (Australia)	27,900,000	27,934,066
National Bank of Canada company guaranty sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.56%), 3.157%, 6/12/20 (Canada)	21,023,000	21,112,091
National Bank of Canada sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.33%), 3.068%, 11/2/20 (Canada)	18,700,000	18,735,493
National Bank of Canada 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.40%), 3.013%, 3/21/21 (Canada)	6,250,000	6,256,085
Nationwide Building Society 144A sr. unsec. unsub. notes 2.863%, 1/21/20 (United Kingdom)	16,000,000	15,947,391
Nordea Bank ABP 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.99%), 3.629%, 5/27/21 (Finland)	8,353,000	8,456,669
Nordea Bank ABP 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.47%), 3.099%, 5/29/20 (Finland)	51,875,000	52,043,490
PNC Bank NA sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.25%), 2.842%, 1/22/21	28,970,000	28,978,393
PNC Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.36%), 3.043%, 5/19/20	34,150,000	34,227,862
PNC Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.35%), 2.947%, 3/12/21	46,300,000	46,366,949
PNC Bank NA sr. unsec. notes Ser. BKNT, 2.77%, 7/29/19	28,400,000	28,329,000
Regions Bank sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.38%), 2.972%, 4/1/21	35,385,000	35,227,756
Regions Bank sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.50%), 3.188%, 8/13/21	67,026,000	66,822,665
Royal Bank of Canada sr. unsec. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.38%), 2.995%, 3/2/20 (Canada)	20,000,000	20,055,715
Royal Bank of Canada sr. unsec. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.30%), 2.892%, 7/22/20 (Canada)	17,300,000	17,331,903
Royal Bank of Canada sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.40%), 2.98%, 1/25/21 (Canada)	28,000,000	28,069,635
Royal Bank of Canada sr. unsec. unsub. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.47%), 3.052%, 4/29/22 (Canada)	18,200,000	18,212,503
Royal Bank of Canada sr. unsec. unsub. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.39%), 2.973%, 4/30/21 (Canada)	35,750,000	35,954,204
Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 1.103%, 10/21/19 (United Kingdom)	13,210,000	13,425,772
Santander Holdings USA, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.00%), 3.597%, 7/15/19	5,500,000	5,503,520
Santander Holdings USA, Inc. sr. unsec. unsub. notes 2.65%, 4/17/20	28,200,000	28,127,061
Santander UK PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.62%), 3.246%, 6/1/21 (United Kingdom)	64,370,000	64,529,638
Santander UK PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.30%), 3.038%, 11/3/20 (United Kingdom)	18,328,000	18,314,621
Santander UK PLC sr. unsec. unsub. notes 2.843%, 9/10/19 (United Kingdom)	25,500,000	25,470,299
Skandinaviska Enskilda Banken AB 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.57%), 3.178%, 9/13/19 (Sweden)	45,200,000	45,264,726
Skandinaviska Enskilda Banken AB 144A sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.43%), 3.113%, 5/17/21 (Sweden)	52,250,000	52,348,909
Standard Chartered PLC 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.13%), 3.813%, 8/19/19 (United Kingdom)	39,000,000	39,100,540
Standard Chartered PLC 144A sr. unsec. unsub. notes 3.009%, 8/19/19 (United Kingdom)	47,250,000	47,153,484
State Street Corp. sr. unsec. unsub. notes 2.99%, 8/18/20	39,773,000	39,747,110
Sumitomo Mitsui Banking Corp. company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.35%), 2.938%, 1/17/20 (Japan)	26,000,000	26,052,988
Sumitomo Mitsui Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.68%), 4.281%, 3/9/21 (Japan)	8,460,000	8,654,861
Sumitomo Mitsui Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.14%), 3.732%, 10/19/21 (Japan)	41,774,000	42,448,232
Sumitomo Mitsui Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.97%), 3.551%, 1/11/22 (Japan)	25,439,000	25,664,669
Sumitomo Mitsui Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.78%), 3.384%, 7/12/22 (Japan)	10,614,000	10,670,129
Suncorp-Metway, Ltd. 144A sr. unsec. notes 2.761%, 5/3/19 (Australia)	5,000,000	4,999,921
SunTrust Bank sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.59%), 3.166%, 8/2/22	2,527,000	2,524,821
SunTrust Bank sr. unsec. notes Ser. BKNT, (BBA LIBOR USD 3 Month + 0.50%), 3.086%, 10/26/21	39,050,000	39,085,223
SunTrust Bank sr. unsec. unsub. FRN Ser. BKNT, 2.59%, 1/29/21	19,666,000	19,634,617
SunTrust Bank/Atlanta, GA sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.53%), 3.113%, 1/31/20	28,550,000	28,627,105
Svenska Handelsbanken AB company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.47%), 3.121%, 5/24/21 (Sweden)	53,242,000	53,463,008
Svenska Handelsbanken AB company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.36%), 2.955%, 9/8/20 (Sweden)	15,000,000	15,025,745
Svenska Handelsbanken AB company guaranty sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 1.15%), 3.742%, 3/30/21 (Sweden)	23,400,000	23,775,470
Svenska Handelsbanken AB company guaranty sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.49%), 3.098%, 9/6/19 (Sweden)	6,000,000	6,009,238
Svenska Handelsbanken AB company guaranty sr. unsec. notes Ser. BKNT, 3.001%, 9/6/19 (Sweden)	14,600,000	14,542,126
Swedbank AB 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.70%), 3.293%, 3/14/22 (Sweden)	9,300,000	9,205,958
Toronto-Dominion Bank (The) sr. unsec. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.24%), 2.82%, 1/25/21 (Canada)	28,500,000	28,510,365
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.90%), 3.497%, 7/13/21 (Canada)	1,001,000	1,014,001
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.93%), 3.523%, 12/14/20 (Canada)	1,700,000	1,716,611
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.26%), 2.875%, 9/17/20 (Canada)	17,600,000	17,639,733
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 1.00%), 3.589%, 4/7/21 (Canada)	26,000,000	26,399,027
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.56%), 3.293%, 11/5/19 (Canada)	7,300,000	7,319,058
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.43%), 3.031%, 6/11/21 (Canada)	38,200,000	38,373,352
U.S. Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.38%), 3.063%, 11/16/21	10,200,000	10,210,180
U.S. Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.29%), 2.931%, 5/21/21	78,380,000	78,365,813
U.S. Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.32%), 2.906%, 4/26/21	38,700,000	38,785,146
U.S. Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.14%), 2.732%, 10/23/20	2,420,000	2,419,999
UBS AG/London 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.58%), 3.175%, 6/8/20 (United Kingdom)	33,323,000	33,466,156
UBS AG/London 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.48%), 3.106%, 12/1/20 (United Kingdom)	22,918,000	22,963,263
UBS Group Funding (Switzerland) AG 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.53%), 4.109%, 2/1/22 (Switzerland)	29,910,000	30,633,513
UBS Group Funding (Switzerland) AG 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.44%), 4.042%, 9/24/20 (Switzerland)	28,900,000	29,335,958
UBS Group Funding (Switzerland) AG 144A company guaranty sr. unsec. notes (BBA LIBOR USD 3 Month + 1.78%), 4.377%, 4/14/21 (Switzerland)	35,554,000	36,357,378
US Bancorp sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.64%), 3.221%, 1/24/22	13,507,000	13,606,736
Wells Fargo & Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.93%), 3.627%, 2/11/22	26,035,000	26,248,178
Wells Fargo & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.34%), 3.955%, 3/4/21	33,686,000	34,272,277
Wells Fargo & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.03%), 3.611%, 7/26/21	14,417,000	14,599,118
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.88%), 3.472%, 7/22/20	16,847,000	16,972,443
Wells Fargo & Co. sr. unsec. unsub. notes Ser. MTN, (BBA LIBOR USD 3 Month + 1.01%), 3.617%, 12/7/20	7,772,000	7,861,347
Wells Fargo Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.51%), 3.102%, 10/22/21	34,500,000	34,604,558
Wells Fargo Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.50%), 3.092%, 7/23/21	23,700,000	23,752,038
Westpac Banking Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.85%), 3.431%, 1/11/22 (Australia)	21,400,000	21,584,085
Westpac Banking Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.56%), 3.243%, 8/19/19 (Australia)	12,950,000	12,970,224
Westpac Banking Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.43%), 3.038%, 3/6/20 (Australia)	14,900,000	14,942,802
Westpac Banking Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.28%), 2.964%, 5/15/20 (Australia)	14,300,000	14,329,528
Westpac Banking Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.34%), 2.926%, 1/25/21 (Australia)	23,450,000	23,478,562

		4,940,087,142
Basic materials (0.2%)
DowDuPont, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.71%), 3.394%, 11/15/20	18,920,000	19,068,268
Nutrien, Ltd. sr. unsec. notes 4.875%, 3/30/20 (Canada)	18,500,000	18,828,625

		37,896,893
Capital goods (0.2%)
John Deere Capital Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.29%), 2.877%, 10/9/19	10,000,000	10,008,704
United Technologies Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.35%), 2.929%, 11/1/19	24,500,000	24,527,034

		34,535,738
Communication services (1.7%)
AT&T, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.95%), 3.547%, 7/15/21	29,835,000	30,167,670
AT&T, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.75%), 3.376%, 6/1/21	33,245,000	33,467,468
AT&T, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.65%), 3.247%, 1/15/20	42,100,000	42,245,035
Comcast Corp. company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.33%), 2.922%, 10/1/20	42,517,000	42,596,847
Deutsche Telekom International Finance BV 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.58%), 3.168%, 1/17/20 (Netherlands)	22,550,000	22,591,259
Deutsche Telekom International Finance BV 144A company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.45%), 3.075%, 9/19/19 (Netherlands)	20,795,000	20,815,355
NBCUniversal Enterprise, Inc. 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.40%), 2.992%, 4/1/21	60,500,000	60,687,891
Verizon Communications, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.00%), 3.615%, 3/16/22	10,300,000	10,495,766
Verizon Communications, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.55%), 3.213%, 5/22/20	4,200,000	4,216,296
Verizon Communications, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.37%), 3.054%, 8/15/19	80,000	80,068

		267,363,655
Conglomerates (0.5%)
Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.61%), 3.225%, 3/16/22 (Netherlands)	37,850,000	38,078,609
Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.34%), 2.955%, 3/16/20 (Netherlands)	25,150,000	25,214,277
Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.32%), 2.928%, 9/13/19 (Netherlands)	15,000,000	15,022,045

		78,314,931
Consumer cyclicals (2.4%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.50%), 3.108%, 12/13/19 (Canada)	57,740,000	57,713,609
Amazon.com, Inc. sr. unsec. notes 1.90%, 8/21/20	19,300,000	19,152,376
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.50%), 3.188%, 8/13/21	20,406,000	20,462,643
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.53%), 3.125%, 4/14/22	69,264,000	69,365,610
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.37%), 3.063%, 8/14/20	18,500,000	18,551,123
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.41%), 3.021%, 9/13/19	8,800,000	8,811,545
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.41%), 3.014%, 4/12/21	19,000,000	19,033,347
BMW US Capital, LLC 144A company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.38%), 2.969%, 4/6/20	9,800,000	9,814,527
General Motors Financial Co., Inc. company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.27%), 3.872%, 10/4/19	7,950,000	7,978,310
Marriott International, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.65%), 3.245%, 3/8/21	15,850,000	15,919,071
Marriott International, Inc. sr. unsec. FRN Ser. Y, (BBA LIBOR USD 3 Month + 0.60%), 3.226%, 12/1/20	5,400,000	5,417,699
Nissan Motor Acceptance Corp. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.58%), 3.177%, 1/13/20	10,250,000	10,260,807
Nissan Motor Acceptance Corp. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.52%), 3.128%, 9/13/19	15,000,000	15,002,078
Nissan Motor Acceptance Corp. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.39%), 2.987%, 9/28/20	11,900,000	11,841,684
Nissan Motor Acceptance Corp. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.39%), 2.987%, 7/13/20	29,800,000	29,684,287
S&P Global, Inc. company guaranty sr. unsec. unsub. notes 3.30%, 8/14/20	12,300,000	12,392,404
Vulcan Materials Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.65%), 3.276%, 3/1/21	35,938,000	35,989,556

		367,390,676
Consumer finance (1.1%)
American Express Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.60%), 3.333%, 11/5/21	19,200,000	19,287,025
American Express Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.33%), 2.913%, 10/30/20	37,100,000	37,134,720
American Express Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.53%), 3.208%, 5/17/21	9,500,000	9,540,999
American Express Credit Corp. sr. unsec. unsub. FRN Ser. F, (BBA LIBOR USD 3 Month + 1.05%), 3.643%, 9/14/20	20,900,000	21,130,924
American Express Credit Corp. sr. unsec. unsub. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.49%), 3.174%, 8/15/19	1,900,000	1,902,280
American Express Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.57%), 3.153%, 10/30/19	6,200,000	6,211,716
American Express Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.43%), 3.045%, 3/3/20	7,800,000	7,813,806
American Honda Finance Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.34%), 3.033%, 2/14/20	14,700,000	14,738,105
Aviation Capital Group, LLC 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.67%), 3.253%, 7/30/21	16,960,000	16,882,950
Aviation Capital Group, LLC 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.95%), 3.576%, 6/1/21	36,800,000	36,922,888

		171,565,413
Consumer staples (1.3%)
Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.26%), 3.996%, 2/1/21	31,025,000	31,517,160
Church & Dwight Co., Inc. sr. unsec. notes 3.093%, 12/15/19	13,600,000	13,561,990
Conagra Brands, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.50%), 3.092%, 10/9/20	14,020,000	13,982,035
Diageo Capital PLC company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.24%), 2.923%, 5/18/20 (United Kingdom)	28,500,000	28,527,075
Kraft Heinz Co. (The) company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.42%), 3.117%, 8/9/19	29,038,000	29,043,372
McDonald's Corp. sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.43%), 3.012%, 10/28/21	21,430,000	21,463,995
Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.61%), 3.192%, 10/28/19 (Netherlands)	36,700,000	36,765,583
Tyson Foods, Inc. sr. unsec. sub. FRN (BBA LIBOR USD 3 Month + 0.45%), 3.079%, 5/30/19	8,700,000	8,701,038
Tyson Foods, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.45%), 3.091%, 8/21/20	24,000,000	23,978,928

		207,541,176
Energy (1.1%)
BP Capital Markets PLC company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.54%), 3.237%, 5/10/19 (United Kingdom)	2,000,000	2,000,311
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 2.85%, 1/15/20 (United Kingdom)	36,400,000	36,364,762
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 2.66%, 5/10/19 (United Kingdom)	21,000,000	20,997,987
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.768%, 9/19/19 (United Kingdom)	20,500,000	20,434,595
Chevron Corp. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.41%), 3.094%, 11/15/19	9,800,000	9,820,069
Chevron Corp. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.21%), 2.825%, 3/3/20	24,950,000	24,992,105
EQT Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.77%), 3.362%, 10/1/20	28,500,000	28,409,591
Phillips 66 company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.60%), 3.246%, 2/26/21	8,500,000	8,500,604
Phillips 66 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.75%), 3.347%, 4/15/20	21,349,000	21,353,858
Total Capital International SA company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.35%), 2.975%, 6/19/19 (France)	4,525,000	4,527,359

		177,401,241
Financial (0.9%)
Bank of Nova Scotia (The) sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.42%), 3.00%, 1/25/21 (Canada)	49,100,000	49,229,467
Bank of Nova Scotia (The) sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.66%), 3.253%, 6/14/19 (Canada)	10,000,000	10,006,962
Bank of Nova Scotia (The) sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.64%), 3.247%, 3/7/22 (Canada)	22,345,000	22,488,675
Bank of Nova Scotia (The) sr. unsec. unsub. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.39%), 2.987%, 7/14/20 (Canada)	25,518,000	25,613,950
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.32%), 2.904%, 1/10/20	19,750,000	19,788,817
Macquarie Bank, Ltd. 144A sr. unsec. notes 2.75%, 6/24/19 (Australia)	16,000,000	15,998,359

		143,126,230
Health care (1.6%)
Anthem, Inc. sr. unsec. unsub. notes 2.744%, 8/15/19	12,700,000	12,680,651
Becton Dickinson and Co. (BD) sr. unsec. unsub. notes 2.21%, 6/6/19	22,699,000	22,680,795
Cigna Corp. 144A sr. unsub. FRN (BBA LIBOR USD 3 Month + 0.35%), 2.965%, 3/17/20	37,315,000	37,325,602
CVS Health Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.63%), 3.231%, 3/9/20	11,543,000	11,580,030
CVS Health Corp. sr. unsec. unsub. notes 3.034%, 8/12/19	37,500,000	37,438,313
GlaxoSmithKline Capital PLC company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.35%), 3.043%, 5/14/21 (United Kingdom)	23,750,000	23,800,991
HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20	18,750,000	19,244,645
UnitedHealth Group, Inc. sr. unsec. unsub.FRN (BBA LIBOR USD 3 Month + 0.26%), 2.871%, 6/15/21	27,450,000	27,447,530
Zoetis, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.44%), 3.084%, 8/20/21	60,480,000	60,088,694

		252,287,251
Insurance (3.6%)
AIG Global Funding 144A sr. FRN (BBA LIBOR USD 3 Month + 0.65%), 3.242%, 1/22/21	47,000,000	47,154,750
AIG Global Funding 144A sr. FRN (BBA LIBOR USD 3 Month + 0.48%), 3.08%, 7/2/20	28,938,000	29,027,505
AIG Global Funding 144A sr. FRN (BBA LIBOR USD 3 Month + 0.46%), 3.062%, 6/25/21	20,134,000	20,126,272
AIG Global Funding 144A sr. notes 3.071%, 10/18/19	16,255,000	16,197,171
American International Group, Inc. sr. unsec. unsub. notes 2.854%, 7/16/19	38,466,000	38,436,729
Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5.50%, 3/30/20	30,300,000	31,016,232
Jackson National Life Global Funding 144A FRN (BBA LIBOR USD 3 Month + 0.30%), 2.897%, 10/15/20	23,300,000	23,284,362
Jackson National Life Global Funding 144A sr. FRN (BBA LIBOR USD 3 Month + 0.73%), 3.339%, 6/27/22	45,187,000	45,511,347
Jackson National Life Global Funding 144A sr. FRN (BBA LIBOR USD 3 Month + 0.48%), 3.081%, 6/11/21	35,900,000	36,104,774
Jackson National Life Global Funding 144A sr. FRN (BBA LIBOR USD 3 Month + 0.30%), 2.882%, 4/27/20	47,500,000	47,557,919
Marsh & McLennan Cos., Inc. sr. unsec. unsub. notes 2.807%, 3/6/20	21,000,000	20,924,831
Metropolitan Life Global Funding I 144A FRN (SECURED OVERNIGHT FUNDING RATE + 0.57%), 3.33%, 9/7/20	37,300,000	37,284,515
Metropolitan Life Global Funding I 144A notes 1.55%, 9/13/19	1,441,000	1,434,894
Metropolitan Life Global Funding I 144A sr. FRN (BBA LIBOR USD 3 Month + 0.22%), 2.845%, 9/19/19	10,300,000	10,305,499
Metropolitan Life Global Funding I 144A sr. FRN (BBA LIBOR USD 3 Month + 0.23%), 2.819%, 1/8/21	11,500,000	11,489,506
Metropolitan Life Global Funding I 144A sr. notes 1.75%, 9/19/19	1,753,000	1,748,467
New York Life Global Funding 144A FRN (BBA LIBOR USD 3 Month + 0.52%), 3.121%, 6/10/22	42,000,000	42,125,247
New York Life Global Funding 144A FRN (BBA LIBOR USD 3 Month + 0.32%), 3.054%, 8/6/21	6,000,000	6,010,020
New York Life Global Funding 144A FRN (BBA LIBOR USD 3 Month + 0.39%), 2.971%, 10/24/19	15,000,000	15,019,418
Principal Life Global Funding II 144A FRN (BBA LIBOR USD 3 Month + 0.30%), 2.91%, 6/26/20	37,200,000	37,199,746
Protective Life Global Funding 144A FRN (BBA LIBOR USD 3 Month + 0.37%), 2.967%, 7/13/20	23,000,000	23,022,576
Prudential Financial, Inc. sr. unsec. unsub. notes Ser. MTN, 2.718%, 8/15/19	18,900,000	18,879,965

		559,861,745
Investment banking/Brokerage (2.7%)
Charles Schwab Corp. (The) sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.32%), 2.961%, 5/21/21	28,500,000	28,521,238
Discover Bank unsec. sub. notes 3.009%, 4/15/20	26,118,000	27,103,469
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.20%), 3.811%, 9/15/20	14,928,000	15,087,689
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.16%), 3.752%, 4/23/20	14,845,000	14,964,964
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.80%), 3.408%, 12/13/19	11,861,000	11,901,031
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.943%, 12/13/19	6,500,000	6,481,681
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GMTN, 5.375%, 3/15/20	57,200,000	58,428,855
Morgan Stanley sr. unsec. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.55%), 3.247%, 2/10/21	25,830,000	25,864,364
Morgan Stanley sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.18%), 3.772%, 1/20/22	56,643,000	57,257,972
Morgan Stanley sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.98%), 3.595%, 6/16/20	11,042,000	11,120,856
Morgan Stanley sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.93%), 3.522%, 7/22/22	9,606,000	9,675,848
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 1.40%), 3.992%, 4/21/21	43,148,000	44,000,863
TD Ameritrade Holding Corp. company guaranty sr. unsec. unsub. notes 5.60%, 12/1/19	28,909,000	29,395,672
TD Ameritrade Holding Corp. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.43%), 3.009%, 11/1/21	70,400,000	70,637,685

		410,442,187
Real estate (1.0%)
HCP, Inc. sr. unsec. unsub. notes 2.975%, 2/1/20(R)	67,000,000	66,850,787
WEA Finance, LLC/Westfield UK & Europe Finance, PLC 144A company guaranty sr. unsec. notes 3.039%, 9/17/19(R)	94,000,000	93,963,651

		160,814,438
Technology (0.4%)
Apple, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.20%), 2.939%, 2/7/20	25,000,000	25,034,058
IBM Credit, LLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.26%), 2.852%, 1/20/21	28,865,000	28,871,928

		53,905,986
Utilities and power (1.3%)
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. FRN Ser. C, (BBA LIBOR USD 3 Month + 0.40%), 3.002%, 6/25/21	47,100,000	47,153,530
Dominion Energy, Inc. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.55%), 3.176%, 6/1/19	30,150,000	30,160,366
Dominion Energy, Inc. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.40%), 3.026%, 12/1/20	29,500,000	29,464,128
DTE Energy Co. sr. unsec. notes 1.50%, 10/1/19	7,000,000	6,960,084
Duke Energy Florida, LLC sr. unsec. unsub. notes 2.10%, 12/15/19	5,250,000	5,234,255
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.45%), 3.061%, 9/28/20	22,600,000	22,598,203
Southern Co. (The) 144A sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.70%), 3.292%, 9/30/20	30,800,000	30,817,165
TransCanada PipeLines, Ltd. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.28%), 2.959%, 11/15/19 (Canada)	24,100,000	24,128,361

		196,516,092

Total corporate bonds and notes (cost $8,049,292,267)		$8,059,050,794

COMMERCIAL PAPER (33.6%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Air Liquide US, LLC	2.711	6/19/19	$21,000,000	$20,927,667
Albermarle Corp.	2.769	5/8/19	25,000,000	24,984,095
Albermarle Corp.	2.748	5/3/19	10,000,000	9,997,625
Albermarle Corp.	2.715	5/22/19	29,000,000	28,948,871
Ameren Corp.	2.706	5/6/19	47,800,000	47,779,064
American Electric Power Co., Inc.	2.757	5/23/19	49,000,000	48,915,631
American Electric Power Co., Inc.	2.736	5/21/19	48,250,000	48,174,175
American Electric Power Co., Inc.	2.736	5/17/19	23,500,000	23,470,426
Anheuser-Busch InBev Worldwide, Inc.	2.826	6/28/19	28,000,000	27,876,651
Aon Corp.	2.757	5/6/19	23,500,000	23,489,707
Aon Corp.	2.746	5/10/19	9,075,000	9,068,353
Aon Corp.	2.746	5/8/19	24,500,000	24,485,665
Arrow Electronics, Inc.	2.958	6/4/19	21,750,000	21,686,415
Arrow Electronics, Inc.	2.958	5/6/19	42,000,000	41,979,882
Arrow Electronics, Inc.	2.957	5/8/19	10,000,000	9,993,587
Arrow Electronics, Inc.	2.909	6/6/19	35,000,000	34,891,760
Arrow Electronics, Inc.	2.907	5/13/19	9,500,000	9,489,993
Assa Abloy Financial Services AB (Sweden)	2.730	5/29/19	23,000,000	22,950,012
AT&T, Inc.	2.762	6/27/19	32,500,000	32,354,750
Autonation, Inc.	2.850	5/1/19	123,000,000	122,990,281
Aviation Capital Group, LLC	2.756	5/17/19	47,000,000	46,940,053
Aviation Capital Group, LLC	2.734	5/6/19	18,530,000	18,521,732
B.A.T. International Finance PLC (United Kingdom)	2.833	6/7/19	47,000,000	46,865,504
B.A.T. International Finance PLC (United Kingdom)	2.807	5/30/19	47,000,000	46,894,250
Baxter International, Inc.	2.701	5/2/19	23,500,000	23,496,583
Bell Canada, Inc. (Canada)	2.908	7/11/19	7,500,000	7,458,630
Bell Canada, Inc. (Canada)	2.898	8/8/19	28,000,000	27,783,544
Bell Canada, Inc. (Canada)	2.847	7/23/19	5,700,000	5,663,212
Bell Canada, Inc. (Canada)	2.820	7/10/19	9,500,000	9,448,345
Bell Canada, Inc. (Canada)	2.761	5/7/19	23,000,000	22,988,014
Berkshire Hathaway Energy Co.	2.666	5/28/19	23,500,000	23,451,473
Boston Scientific Corp.	3.021	5/6/19	12,000,000	11,994,744
Boston Scientific Corp.	2.893	6/11/19	9,000,000	8,971,482
Boston Scientific Corp.	2.927	5/13/19	44,000,000	43,957,974
Boston Scientific Corp.	2.872	6/18/19	12,000,000	11,955,443
Boston Scientific Corp.	2.836	5/16/19	17,500,000	17,479,334
Boston Scientific Corp.	2.836	5/10/19	10,000,000	9,992,675
BP Capital Markets PLC (United Kingdom)	2.657	7/2/19	25,000,000	24,886,425
BPCE SA (France)	2.681	12/16/19	45,000,000	44,259,400
Canadian Natural Resources, Ltd. (Canada)	2.766	5/14/19	47,000,000	46,947,397
Canadian Natural Resources, Ltd. (Canada)	2.756	5/16/19	28,750,000	28,713,187
Canadian Natural Resources, Ltd. (Canada)	2.740	5/24/19	43,500,000	43,416,306
CenterPoint Energy, Inc.	2.840	5/9/19	15,000,000	14,990,168
CenterPoint Energy, Inc.	2.840	5/7/19	9,000,000	8,995,415
CenterPoint Energy, Inc.	2.840	5/6/19	9,250,000	9,245,962
CenterPoint Energy, Inc.	2.799	5/15/19	23,500,000	23,474,248
CenterPoint Energy, Inc.	2.788	5/10/19	34,000,000	33,975,218
CenterPoint Energy, Inc.	2.708	5/31/19	9,500,000	9,478,052
Chariot Funding, LLC	2.685	2/5/20	50,000,000	50,009,010
Cigna Corp.	2.869	7/16/19	23,500,000	23,359,513
Cigna Corp.	2.850	7/24/19	37,500,000	37,250,578
Constellation Brands, Inc.	2.941	5/2/19	16,000,000	15,997,468
Constellation Brands, Inc.	2.940	5/6/19	23,500,000	23,488,744
Constellation Brands, Inc.	2.858	6/3/19	6,500,000	6,481,553
Constellation Brands, Inc.	2.857	5/30/19	9,500,000	9,476,250
CRH America Finance, Inc.	2.921	6/19/19	14,000,000	13,946,917
CRH America Finance, Inc.	2.920	6/11/19	13,000,000	12,958,807
CRH America Finance, Inc.	2.911	7/1/19	5,000,000	4,976,276
CRH America Finance, Inc.	2.894	5/16/19	13,000,000	12,984,648
CRH America Finance, Inc.	2.871	7/26/19	31,700,000	31,483,811
CRH America Finance, Inc.	2.857	7/2/19	14,000,000	13,932,429
CRH America Finance, Inc.	2.837	7/8/19	14,400,000	14,323,438
Crown Castle International Corp.	2.977	5/23/19	4,500,000	4,491,478
Crown Castle International Corp.	2.935	5/15/19	18,750,000	18,727,109
Crown Castle International Corp.	2.935	5/14/19	25,250,000	25,221,288
Eastman Chemical Co.	2.738	5/1/19	10,000,000	9,999,274
Eastman Chemical Co.	2.707	5/29/19	28,000,000	27,939,123
Enbridge US, Inc.	2.922	6/11/19	10,250,000	10,217,521
Enbridge US, Inc.	2.922	6/10/19	10,000,000	9,969,079
Enbridge US, Inc.	2.908	5/7/19	28,250,000	28,235,553
Enbridge US, Inc.	2.900	7/1/19	21,000,000	20,900,361
Enbridge US, Inc.	2.787	5/8/19	28,000,000	27,983,617
Eni Finance USA, Inc.	2.921	6/13/19	23,000,000	22,924,128
Eni Finance USA, Inc.	2.873	5/20/19	26,800,000	26,760,202
Eni Finance USA, Inc.	2.870	5/14/19	28,000,000	27,970,981
Eni Finance USA, Inc.	2.783	7/16/19	29,000,000	28,829,548
Entergy Corp.	2.900	5/30/19	21,000,000	20,951,525
Entergy Corp.	2.879	5/7/19	10,078,000	10,072,807
Entergy Corp.	2.870	6/3/19	23,000,000	22,939,417
Entergy Corp.	2.869	5/10/19	25,000,000	24,981,493
Entergy Corp.	2.829	7/19/19	44,250,000	43,967,489
ETP Legacy LP	3.000	5/1/19	120,000,000	119,990,524
Fidelity National Information Services, Inc.	2.805	5/16/19	43,000,000	42,949,413
Fidelity National Information Services, Inc.	2.765	5/10/19	46,750,000	46,715,886
Fidelity National Information Services, Inc.	2.733	5/14/19	42,000,000	41,956,929
FMC Corp.	3.058	5/22/19	19,000,000	18,968,708
FMC Corp.	3.058	5/9/19	47,000,000	46,969,039
FMC Corp.	2.900	5/1/19	40,500,000	40,497,058
FMC Technologies, Inc.	2.871	7/17/19	36,000,000	35,781,756
FMC Technologies, Inc.	2.814	6/20/19	22,750,000	22,661,950
FMC Technologies, Inc.	2.810	5/1/19	16,000,000	15,998,838
FMC Technologies, Inc.	2.757	5/7/19	12,000,000	11,993,863
FMC Technologies, Inc.	2.757	5/3/19	16,000,000	15,996,507
FMC Technologies, Inc.	2.726	5/24/19	30,000,000	29,946,080
Fortive Corp.	2.787	5/6/19	19,000,000	18,991,678
Fortive Corp.	2.776	5/10/19	19,000,000	18,986,083
Fortive Corp.	2.776	5/8/19	8,000,000	7,995,319
Fortive Corp.	2.776	5/2/19	37,500,000	37,494,548
Fortive Corp.	2.756	5/20/19	36,500,000	36,445,514
General Mills, Inc.	2.820	5/13/19	34,000,000	33,967,525
General Motors Financial Co., Inc.	3.012	5/21/19	18,500,000	18,468,121
General Motors Financial Co., Inc.	2.967	5/3/19	9,000,000	8,997,859
General Motors Financial Co., Inc.	2.905	5/1/19	14,000,000	13,998,894
General Motors Financial Co., Inc.	2.873	5/8/19	12,700,000	12,691,855
General Motors Financial Co., Inc.	2.822	5/7/19	9,200,000	9,194,848
Hawaiian Electric Industries, Inc.	2.902	5/2/19	48,000,000	47,992,355
Humana, Inc.	2.964	5/14/19	32,500,000	32,463,625
Humana, Inc.	2.915	6/14/19	32,500,000	32,381,781
Humana, Inc.	2.878	5/9/19	28,000,000	27,979,945
ING (U.S.) Funding LLC	2.795	7/26/19	29,000,000	29,017,528
Johnson Controls International PLC	2.701	5/1/19	15,000,000	14,998,910
Keurig Dr Pepper, Inc.	2.823	6/3/19	60,000,000	59,846,490
Keurig Dr Pepper, Inc.	2.813	5/21/19	15,800,000	15,775,262
Keurig Dr Pepper, Inc.	2.813	5/20/19	28,500,000	28,457,614
Keurig Dr Pepper, Inc.	2.782	6/21/19	18,500,000	18,426,728
LVMH Moet Hennessy Louis Vuitton SA	2.739	11/1/19	46,500,000	45,866,283
LVMH Moet Hennessy Louis Vuitton SA	2.737	10/7/19	38,000,000	37,552,444
Marriott International, Inc./MD	2.925	6/3/19	15,000,000	14,961,679
Marriott International, Inc./MD	2.893	5/14/19	30,000,000	29,969,107
Marriott International, Inc./MD	2.840	5/22/19	12,000,000	11,980,237
Marriott International, Inc./MD	2.787	5/31/19	18,500,000	18,456,972
Marriott International, Inc./MD	2.769	5/29/19	15,750,000	15,715,757
Marsh & McLennan Cos., Inc.	2.738	5/6/19	25,000,000	24,989,050
Marsh & McLennan Cos., Inc.	2.737	5/3/19	33,000,000	32,992,795
Marsh & McLennan Cos., Inc.	2.737	5/2/19	25,000,000	24,996,365
Mohawk Industries, Inc.	2.736	5/10/19	10,250,000	10,242,492
Mohawk Industries, Inc.	2.736	5/16/19	23,000,000	22,972,840
Mondelez International, Inc.	2.730	5/21/19	26,200,000	26,158,827
Moody's Corp.	3.023	5/22/19	56,250,000	56,157,669
Moody's Corp.	3.023	5/21/19	33,000,000	32,948,333
Newell Brands, Inc.	2.883	5/6/19	13,650,000	13,643,462
Newell Brands, Inc.	2.852	5/8/19	36,000,000	35,976,912
NextEra Energy Capital Holdings, Inc.	2.795	6/27/19	24,650,000	24,540,946
NextEra Energy Capital Holdings, Inc.	2.780	5/13/19	23,500,000	23,477,554
NextEra Energy Capital Holdings, Inc.	2.772	6/19/19	28,500,000	28,391,937
NextEra Energy Capital Holdings, Inc.	2.765	6/28/19	20,000,000	19,909,927
NextEra Energy Capital Holdings, Inc.	2.760	5/15/19	7,400,000	7,391,829
NiSource Finance Corp.	2.912	10/23/19	46,500,000	45,820,046
Nissan Motor Acceptance Corp.	2.763	6/10/19	43,500,000	43,373,124
Northrop Grumman Corp.	3.043	5/1/19	33,000,000	32,997,612
Northrop Grumman Corp.	2.920	5/22/19	30,000,000	29,950,757
Northrop Grumman Corp.	2.732	5/15/19	61,450,000	61,382,405
PPL Capital Funding, Inc.	2.891	10/21/19	46,750,000	46,075,289
PPL Capital Funding, Inc.	2.726	5/22/19	7,500,000	7,487,648
Puget Sound Energy, Inc.	2.769	6/4/19	36,000,000	35,905,255
Puget Sound Energy, Inc.	2.760	6/12/19	38,500,000	38,375,056
Puget Sound Energy, Inc.	2.756	5/16/19	4,500,000	4,494,686
Puget Sound Energy, Inc.	2.738	5/10/19	9,000,000	8,993,408
Puget Sound Energy, Inc.	2.718	6/3/19	15,000,000	14,961,679
Rogers Communications, Inc. (Canada)	2.716	5/2/19	25,000,000	24,996,365
Salisbury Receivables Co., LLC	2.815	9/5/19	48,000,000	47,562,240
Schlumberger Holdings Corp.	2.770	7/3/19	27,000,000	26,867,856
Schlumberger Holdings Corp.	2.768	6/26/19	28,000,000	27,878,261
Sheffield Receivables Co., LLC (United Kingdom)	2.753	12/13/19	20,620,000	20,276,486
Sherwin-Williams Co. (The)	2.909	5/28/19	26,000,000	25,950,273
Sherwin-Williams Co. (The)	2.805	5/7/19	19,500,000	19,490,786
Sherwin-Williams Co. (The)	2.803	5/9/19	15,000,000	14,990,869
Sherwin-Williams Co. (The)	2.803	5/6/19	6,000,000	5,997,573
Sherwin-Williams Co. (The)	2.757	5/29/19	15,500,000	15,469,297
Societe Generale SA (France)	3.025	12/16/19	33,000,000	33,078,121
Societe Generale SA (France)	2.914	8/26/19	23,000,000	22,810,095
Southern Co. (The)	2.862	5/8/19	28,000,000	27,983,617
Southern Co. (The)	2.727	5/31/19	21,500,000	21,449,994
Southern Company Gas Capital Corp.	2.694	5/17/19	11,000,000	10,986,157
Suncor Energy, Inc. (Canada)	2.861	7/2/19	6,000,000	5,971,041
Suncor Energy, Inc. (Canada)	2.861	6/25/19	23,000,000	22,901,897
Suncor Energy, Inc. (Canada)	2.861	6/20/19	20,000,000	19,922,593
Suncor Energy, Inc. (Canada)	2.859	6/21/19	25,000,000	24,901,272
Suncor Energy, Inc. (Canada)	2.850	6/4/19	32,000,000	31,915,782
Suncor Energy, Inc. (Canada)	2.830	7/10/19	9,000,000	8,950,673
Suncor Energy, Inc. (Canada)	2.820	7/25/19	14,500,000	14,402,353
Telus Corp. (Canada)	2.863	5/2/19	47,000,000	46,993,167
Toronto-Dominion Bank (The) (Canada)	2.805	6/28/19	12,000,000	12,000,000
TransCanada PipeLine USA, Ltd.	2.808	5/21/19	12,000,000	11,981,142
TransCanada PipeLines, Ltd. (Canada)	2.917	6/17/19	39,500,000	39,356,431
TransCanada PipeLines, Ltd. (Canada)	2.870	5/13/19	6,000,000	5,994,269
TransCanada PipeLines, Ltd. (Canada)	2.791	6/18/19	23,275,000	23,188,577
TransCanada PipeLines, Ltd. (Canada)	2.821	5/15/19	21,000,000	20,976,812
Tyco International Holding SA (Luxembourg)	2.855	5/1/19	30,425,000	30,422,798
UDR, Inc.	2.756	5/15/19	42,000,000	41,953,625
UDR, Inc.	2.746	5/23/19	42,000,000	41,927,684
UDR, Inc.	2.736	5/24/19	46,500,000	46,416,424
Verizon Communications, Inc.	2.676	5/28/19	71,000,000	70,850,955
Viacom, Inc.	2.802	5/2/19	10,000,000	9,998,546
Viacom, Inc.	2.802	5/1/19	28,000,000	27,997,966
Walgreens Boots Alliance, Inc.	3.224	6/25/19	10,878,000	10,831,602
Walgreens Boots Alliance, Inc.	3.151	8/20/19	30,750,000	30,476,489
Walgreens Boots Alliance, Inc.	3.150	8/19/19	12,476,000	12,366,059
Walgreens Boots Alliance, Inc.	3.150	8/16/19	23,500,000	23,298,793
Walgreens Boots Alliance, Inc.	3.140	8/14/19	22,000,000	21,815,319
Walgreens Boots Alliance, Inc.	2.790	5/1/19	28,000,000	27,997,966
Waste Management, Inc.	2.727	5/7/19	37,465,000	37,445,914
Waste Management, Inc.	2.716	5/20/19	36,000,000	35,946,460
Welltower, Inc.	2.756	5/30/19	12,000,000	11,973,000
Welltower, Inc.	2.756	5/29/19	37,800,000	37,717,846
Welltower, Inc.	2.756	5/7/19	9,500,000	9,495,160
Welltower, Inc.	2.752	5/22/19	37,750,000	37,688,036
Welltower, Inc.	2.746	5/15/19	23,225,000	23,199,453
Westar Energy, Inc.	2.705	5/2/19	32,100,000	32,095,333
WRKCo., Inc.	2.735	5/3/19	18,500,000	18,495,976

Total commercial paper (cost $5,210,172,244)				$5,210,215,633

MORTGAGE-BACKED SECURITIES (8.1%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (3.8%)
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M1, (1 Month US LIBOR + 1.70%), 4.177%, 10/25/27 (Bermuda)	$13,510,047	$13,807,268
FRB Ser. 19-2A, Class M1A, (1 Month US LIBOR + 1.00%), 3.48%, 4/25/29 (Bermuda)	17,500,000	17,508,264
FRB Ser. 18-2A, Class M1A, (1 Month US LIBOR + 0.95%), 3.427%, 8/25/28 (Bermuda)	22,669,965	22,664,297
Eagle RE, Ltd. 144A FRB Ser. 19-1, Class M1A, (1 Month US LIBOR + 1.25%), 3.734%, 4/25/29 (Bermuda)	5,304,000	5,304,000
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt Notes FRB Ser. 14-DN4, Class M3, (1 Month US LIBOR + 4.55%), 7.027%, 10/25/24	7,678,052	8,407,698
Structured Agency Credit Risk Debt FRN Ser. 14-HQ1, Class M3, (1 Month US LIBOR + 4.10%), 6.577%, 8/25/24	7,859,140	8,519,803
Ser. 1619, Class PZ, 6.50%, 11/15/23	53,722	56,433
Structured Agency Credit Risk Debt FRN Ser. 14-DN3, Class M3, (1 Month US LIBOR + 4.00%), 6.477%, 8/25/24	14,867,963	16,019,029
Ser. 3724, Class CM, 5.50%, 6/15/37	139,524	154,265
Ser. 3316, Class CD, 5.50%, 5/15/37	51,160	56,652
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class M2, (1 Month US LIBOR + 2.90%), 5.377%, 7/25/28	11,403,486	11,562,523
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M2, (1 Month US LIBOR + 2.85%), 5.327%, 4/25/28	32,262,517	33,022,199
Structured Agency Credit Risk Debt FRN Ser. 15-HQA1, Class M2, (1 Month US LIBOR + 2.65%), 5.127%, 3/25/28	5,448,762	5,512,892
Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M2, (1 Month US LIBOR + 2.20%), 4.677%, 9/25/24	6,774,188	6,897,308
Structured Agency Credit Risk Debt FRN Ser. 14-DN1, Class M2, (1 Month US LIBOR + 2.20%), 4.677%, 2/25/24	5,562,141	5,654,016
Ser. 3539, Class PM, 4.50%, 5/15/37	13,358	13,980
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M2, (1 Month US LIBOR + 2.00%), 4.477%, 12/25/28	11,653,517	11,761,288
Structured Agency Credit Risk Debt FRN Ser. 15-HQ2, Class M2, (1 Month US LIBOR + 1.95%), 4.427%, 5/25/25	7,893,526	8,020,217
Structured Agency Credit Risk Debt FRN Ser. 15-DNA1, Class M2, (1 Month US LIBOR + 1.85%), 4.327%, 10/25/27	12,219,136	12,350,419
Structured Agency Credit Risk Debt FRN Ser. 14-DN2, Class M2, (1 Month US LIBOR + 1.65%), 4.127%, 4/25/24	12,127,268	12,201,545
Ser. 2854, Class DL, 4.00%, 9/15/19	62	62
Ser. 2864, Class GB, 4.00%, 9/15/19	750	749
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M2, (1 Month US LIBOR + 1.35%), 3.827%, 3/25/29	1,224,498	1,230,559
Structured Agency Credit Risk Debt FRN Ser. 16-HQA4, Class M2, (1 Month US LIBOR + 1.30%), 3.777%, 4/25/29	11,700,000	11,749,337
Structured Agency Credit Risk Debt FRN Ser. 16-DNA4, Class M2, (1 Month US LIBOR + 1.30%), 3.777%, 3/25/29	438,090	439,376
FRB Ser. 17-DNA1, Class M1, (1 Month US LIBOR + 1.20%), 3.677%, 7/25/29	2,879,849	2,891,666
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M1, (1 Month US LIBOR + 1.20%), 3.677%, 10/25/29	20,907,802	21,016,040
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M1, (1 Month US LIBOR + 1.20%), 3.677%, 8/25/29	4,140,130	4,154,550
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class M1, (1 Month US LIBOR + 0.80%), 3.277%, 12/25/29	16,062,436	16,074,274
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M1, (1 Month US LIBOR + 0.75%), 3.227%, 3/25/30	1,471,680	1,472,938
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M1, (1 Month US LIBOR + 0.70%), 3.177%, 9/25/30	1,175,984	1,174,993
Ser. 3611, PO, zero %, 7/15/34	43,484	37,781
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRN Ser. 19-HQA1, Class M1, (1 Month US LIBOR + 0.90%), 3.377%, 2/25/49	11,800,000	11,803,597
Structured Agency Credit Risk Trust FRN Ser. 19-DNA1, Class M1, (1 Month US LIBOR + 0.90%), 3.377%, 1/25/49	25,235,000	25,244,938
Structured Agency Credit Risk Debt FRN Ser. 19-DNA2, Class M1, (1 Month US LIBOR + 0.80%), 3.277%, 3/25/49	15,000,000	15,025,230
Structured Agency Credit Risk Trust FRN Ser. 18-DNA2, Class M1, (1 Month US LIBOR + 0.80%), 3.277%, 12/25/30	1,635,967	1,634,020
Structured Agency Credit Risk Trust FRN Ser. 18-HQA2, Class M1, (1 Month US LIBOR + 0.75%), 3.227%, 10/25/48	690,000	689,578
Structured Agency Credit Risk Trust FRN Ser. 18-DNA3, Class M1, (1 Month US LIBOR + 0.75%), 3.227%, 9/25/48	1,805,000	1,801,864
Federal Home Loan Mortgage Corporation Structured Agency Credit risk Debt FRN Ser. 15-HQ1, Class M3, (1 Month US LIBOR + 3.80%), 6.277%, 3/25/25	23,269,083	24,525,597
Federal National Mortgage Association
Ser. 11-15, Class AB, 9.75%, 8/25/19	11	11
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (1 Month US LIBOR + 6.95%), 9.427%, 8/25/28	16,287,155	18,855,170
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 9.227%, 8/25/28	12,326,910	14,303,074
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 7.477%, 7/25/25	41,695,564	45,848,734
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, (1 Month US LIBOR + 4.55%), 7.027%, 2/25/25	27,963,719	30,034,742
Connecticut Avenue Securities Trust FRB Ser. 16-C04, Class 1M2A, (1 Month US LIBOR + 4.25%), 6.727%, 1/25/29	6,999,981	7,470,925
Ser. 05-48, Class AR, 5.50%, 2/25/35	10,299	10,333
Ser. 08-8, Class PA, 5.00%, 2/25/38	15,986	16,121
Ser. 09-15, Class MC, 5.00%, 3/25/24	713	716
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M1, (1 Month US LIBOR + 2.00%), 4.477%, 10/25/28	2,785,153	2,803,241
Connecticut Avenue Securities FRB Ser. 14-C01, Class M1, (1 Month US LIBOR + 1.60%), 4.077%, 1/25/24	407,669	408,286
Ser. 11-60, Class PA, 4.00%, 10/25/39	10,772	10,917
Ser. 11-36, Class PA, 4.00%, 2/25/39	5,206	5,196
Ser. 03-43, Class YA, 4.00%, 3/25/33	123,655	124,634
Ser. 04-27, Class HB, 4.00%, 5/25/19	83	83
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1, (1 Month US LIBOR + 1.35%), 3.827%, 1/25/29	720,153	720,569
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M1, (1 Month US LIBOR + 1.30%), 3.777%, 7/25/29	6,132,705	6,152,057
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M1, (1 Month US LIBOR + 1.30%), 3.777%, 5/25/29	2,038,823	2,039,863
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M1, (1 Month US LIBOR + 1.30%), 3.777%, 4/25/29	4,645,056	4,660,374
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M1, (1 Month US LIBOR + 1.15%), 3.627%, 9/25/29	17,690,017	17,706,918
Ser. 11-20, Class PC, 3.50%, 3/25/39	12,621	12,620
Ser. 10-155, Class A, 3.50%, 9/25/25	4,590	4,577
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M1, (1 Month US LIBOR + 0.95%), 3.427%, 10/25/29	754,069	755,186
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M1, (1 Month US LIBOR + 0.95%), 3.427%, 5/25/24	44,890	44,897
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2M1, (1 Month US LIBOR + 0.85%), 3.327%, 11/25/29	583,492	583,685
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2M1, (1 Month US LIBOR + 0.75%), 3.227%, 12/25/30	2,068,910	2,067,742
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M1, (1 Month US LIBOR + 0.72%), 3.197%, 1/25/31	7,778,596	7,788,320
Connecticut Avenue Securities FRB Ser. 18-C03, Class 1M1, (1 Month US LIBOR + 0.68%), 3.157%, 10/25/30	2,390,490	2,387,735
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M1, (1 Month US LIBOR + 0.65%), 3.127%, 8/25/30	3,400,682	3,396,873
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1M1, (1 Month US LIBOR + 0.65%), 3.127%, 5/25/30	9,019,085	9,010,987
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M1, (1 Month US LIBOR + 0.60%), 3.077%, 7/25/30	12,410,811	12,401,043
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1M1, (1 Month US LIBOR + 0.55%), 3.027%, 1/25/30	1,535,932	1,536,926
Ser. 10-43, Class KG, 3.00%, 1/25/21	3,578	3,573
FRB Ser. 10-90, Class GF, (1 Month US LIBOR + 0.50%), 2.977%, 8/25/40	569,335	566,638
FRB Ser. 06-74, Class FL, (1 Month US LIBOR + 0.35%), 2.827%, 8/25/36	246,697	246,703
Ser. 11-23, Class AB, 2.75%, 6/25/20	513	513
FRB Ser. 05-63, Class FC, (1 Month US LIBOR + 0.25%), 2.727%, 10/25/31	599,840	597,766
Ser. 10-81, Class AP, 2.50%, 7/25/40	62,043	61,173
Ser. 92-96, Class B, PO, zero %, 5/25/22	494	485
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1M1, (1 Month US LIBOR + 0.85%), 3.327%, 8/25/31	16,366,759	16,367,823
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M1, (1 Month US LIBOR + 0.85%), 3.327%, 7/25/31	14,857,508	14,894,043
Connecticut Avenue Securities FRB Ser. 18-R07, Class 1M1, (1 Month US LIBOR + 0.75%), 3.227%, 4/25/31	21,294,894	21,310,993
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1M1, (1 Month US LIBOR + 0.75%), 3.227%, 9/25/31	5,548,094	5,548,878
Government National Mortgage Association Ser. 09-32, Class AB, 4.00%, 5/16/39	15,017	15,700
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 4.077%, 10/25/28 (Bermuda)	8,322,261	8,392,480

		599,630,568
Commercial mortgage-backed securities (0.1%)
COMM Mortgage Trust Ser. 14-CR17, Class A2, 3.012%, 5/10/47	13,140,401	13,130,546

		13,130,546
Residential mortgage-backed securities (non-agency) (4.2%)
ACE Securities Corp. Home Equity Loan Trust FRB Ser. 05-WF1, Class M2, (1 Month US LIBOR + 0.66%), 3.137%, 5/25/35	1,130,072	1,127,794
Ameriquest Mortgage Securities, Inc. Asset Backed Pass-Through Certificates
FRB Ser. 04-R3, Class M1, (1 Month US LIBOR + 0.78%), 3.257%, 5/25/34	508,103	506,135
FRB Ser. 05-R8, Class M2, (1 Month US LIBOR + 0.74%), 3.212%, 10/25/35	4,230,524	4,230,524
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
FRB Ser. 05-R7, Class M2, (1 Month US LIBOR + 0.50%), 2.977%, 9/25/35	2,275,000	2,275,972
FRB Ser. 05-R10, Class M1, (1 Month US LIBOR + 0.41%), 2.887%, 1/25/36	4,319,707	4,308,737
Angel Oak Mortgage Trust I LLC 144A FRB Ser. 17-2, Class A1, 2.478%, 7/25/47(WAC)	2,571,468	2,566,582
Angel Oak Mortgage Trust I, LLC 144A
Ser. 19-1, Class A1, 3.92%, 11/25/48(WAC)	12,631,686	12,663,265
FRB Ser. 18-3, Class A1, 3.649%, 9/25/48(WAC)	19,980,616	20,030,568
Angel Oak Mortgage Trust, LLC 144A FRB Ser. 17-3, Class A1, 2.708%, 11/25/47(WAC)	6,241,407	6,215,193
Argent Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-W8, Class A2, (1 Month US LIBOR + 0.96%), 3.437%, 5/25/34	2,452,501	2,457,774
Banc of America Funding Trust FRB Ser. 05-B, Class 3A1, (1 Month US LIBOR + 0.46%), 2.947%, 4/20/35	361,545	361,545
Banc of America Funding Trust 144A FRB Ser. 15-R4, Class 6A1, (1 Month US LIBOR + 0.14%), 2.626%, 8/27/36	5,466,162	5,438,831
Bear Stearns Asset Backed Securities I Trust
FRB Ser. 05-TC2, Class M2, (1 Month US LIBOR + 1.01%), 3.482%, 8/25/35	6,191,346	6,198,156
FRB Ser. 07-HE7, Class 1A1, (1 Month US LIBOR + 1.00%), 3.477%, 10/25/37	8,967,751	8,957,072
FRB Ser. 05-EC1, Class M2, (1 Month US LIBOR + 0.71%), 3.182%, 11/25/35	2,243,585	2,243,890
FRB Ser. 05-TC1, Class M1, (1 Month US LIBOR + 0.66%), 3.137%, 5/25/35	2,304,973	2,328,023
FRB Ser. 06-HE1, Class 1M1, (1 Month US LIBOR + 0.41%), 2.887%, 12/25/35	111,160	111,136
Bear Stearns Asset Backed Securities Trust
FRB Ser. 05-SD1, Class 1M1, (1 Month US LIBOR + 0.75%), 3.227%, 8/25/43	647,890	647,603
FRB Ser. 05-SD3, Class 1A, (1 Month US LIBOR + 0.49%), 2.967%, 7/25/35	665,878	665,289
Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M2, (1 Month US LIBOR + 4.30%), 6.777%, 7/25/25 (Bermuda)	2,900,663	2,900,663
BRAVO Residential Funding Trust 144A Ser. 19-1, Class A1C, 3.50%, 3/25/58	12,901,741	12,908,324
Bunker Hill Loan Depositary Trust 144A FRB Ser. 19-1, Class A1, 3.77%, 10/26/48	5,000,000	4,999,981
Carrington Mortgage Loan Trust FRB Ser. 06-RFC1, Class A4, (1 Month US LIBOR + 0.24%), 2.717%, 3/25/36	8,051,956	8,004,448
CIT Mortgage Loan Trust 144A FRB Ser. 07-1, Class 2A3, (1 Month US LIBOR + 1.45%), 3.936%, 10/25/37	3,696,775	3,718,797
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 06-WFH3, Class M1, (1 Month US LIBOR + 0.29%), 2.767%, 10/25/36	14,877,126	14,790,815
COLT Mortgage Loan Trust 144A
FRB Ser. 19-1, Class A1, 3.705%, 3/25/49(WAC)	3,191,206	3,204,797
Ser. 18-2, Class A1, 3.47%, 7/27/48(WAC)	7,505,027	7,505,027
Ser. 18-1, Class A1, 2.93%, 2/25/48(WAC)	7,256,694	7,229,118
Countrywide Alternative Loan Trust FRB Ser. 04-J5, Class M1, (1 Month US LIBOR + 0.90%), 3.377%, 8/25/34	6,918,861	6,918,861
Countrywide Asset-Backed Certificates
FRB Ser. 04-8, Class M1, (1 Month US LIBOR + 1.05%), 3.527%, 1/25/35	908,931	909,047
FRB Ser. 04-AB2, Class M2, (1 Month US LIBOR + 0.86%), 3.332%, 5/25/36	2,579,929	2,579,130
FRB Ser. 05-BC5, Class M2, (1 Month US LIBOR + 0.48%), 2.957%, 1/25/36	1,702,977	1,701,372
FRB Ser. 06-BC1, Class M1, (1 Month US LIBOR + 0.35%), 2.827%, 4/25/36	1,698,861	1,695,379
Countrywide Asset-Backed Certificates Trust
FRB Ser. 04-10, Class MV3, (1 Month US LIBOR + 1.13%), 3.602%, 12/25/34	10,247,310	10,234,870
FRB Ser. 05-BC4, Class M6, (1 Month US LIBOR + 1.05%), 3.527%, 8/25/35	1,598,550	1,596,540
FRB Ser. 05-4, Class MV4, (1 Month US LIBOR + 0.96%), 3.437%, 10/25/35	3,051,546	3,056,791
FRB Ser. 05-1, Class M1, (1 Month US LIBOR + 0.66%), 3.137%, 7/25/35	10,443,463	10,387,932
FRB Ser. 05-16, Class 3AV, (1 Month US LIBOR + 0.23%), 2.707%, 5/25/36	829,153	833,299
FRB Ser. 06-2, Class 1A1, (1 Month US LIBOR + 0.20%), 2.677%, 6/25/36	555,620	555,512
FRB Ser. 06-3, Class 1A, (1 Month US LIBOR + 0.20%), 2.677%, 6/25/36	73,923	73,908
Credit Suisse Mortgage Trust 144A Ser. 15-2R, Class 7A3, 3.845%, 8/27/36(WAC)	12,974,089	13,120,048
CSMC Trust 144A Ser. 10-9R, Class 1A5, 4.00%, 8/27/37(WAC)	16,858,430	16,942,722
CWABS Asset-Backed Certificates Trust FRB Ser. 05-3, Class MV5, (1 Month US LIBOR + 1.01%), 3.482%, 8/25/35	3,118,027	3,105,399
Deephaven Residential Mortgage Trust 144A
Ser. 19-2A, Class A1, 3.558%, 4/25/59(WAC)	17,200,000	17,225,800
Ser. 18-1A, Class A1, 2.976%, 12/25/57(WAC)	11,147,737	11,052,981
FRB Ser. 17-1A, Class A1, 2.725%, 12/26/46(WAC)	4,118,147	4,122,265
FRB Ser. 17-3A, Class A1, 2.577%, 10/25/47(WAC)	1,920,364	1,908,074
Ellington Financial Mortgage Trust 144A
FRB Ser. 18-1, Class AFLA, (1 Month US LIBOR + 0.75%), 3.227%, 10/25/58	17,708,618	17,779,452
Ser. 17-1, Class A1, 2.687%, 10/25/47(WAC)	10,725,627	10,639,822
Ellington Loan Acquisition Trust 144A FRB Ser. 07-1, Class A2C, (1 Month US LIBOR + 1.25%), 3.727%, 5/25/37	3,102,592	3,137,030
EquiFirst Mortgage Loan Trust FRB Ser. 05-1, Class M3, (1 Month US LIBOR + 0.72%), 3.197%, 4/25/35	3,617,613	3,615,189
First Franklin Mortgage Loan Trust
FRB Ser. 04-FFH4, Class M5, (1 Month US LIBOR + 1.58%), 4.052%, 1/25/35	920,031	924,631
FRB Ser. 04-FF7, Class M1, (1 Month US LIBOR + 0.87%), 3.347%, 9/25/34	1,961,631	1,935,090
FRB Ser. 05-FFH3, Class M2, (1 Month US LIBOR + 0.80%), 3.272%, 9/25/35	3,308,824	3,303,669
FRB Ser. 05-FFH4, Class M1, (1 Month US LIBOR + 0.48%), 2.957%, 12/25/35	7,776,500	7,737,617
FRB Ser. 05-FF12, Class M1, (1 Month US LIBOR + 0.45%), 2.927%, 11/25/36	1,287,761	1,277,654
Galton Funding Mortgage Trust 144A
Ser. 18-2, Class A41, 4.50%, 10/25/58(WAC)	19,615,577	19,968,658
Ser. 18-1, Class A43, 3.50%, 11/25/57(WAC)	6,600,845	6,593,765
GE-WMC Asset-Backed Pass-Through Certificates FRB Ser. 05-2, Class A1, (1 Month US LIBOR + 0.23%), 2.702%, 12/25/35	2,508,126	2,516,225
GSAA Home Equity Trust
FRB Ser. 05-8, Class A3, (1 Month US LIBOR + 0.43%), 2.907%, 6/25/35	8,517,124	8,559,709
FRB Ser. 05-6, Class A3, (1 Month US LIBOR + 0.37%), 2.847%, 6/25/35	1,466,204	1,466,204
GSAMP Trust
FRB Ser. 04-AR2, Class M1, (1 Month US LIBOR + 0.84%), 3.317%, 8/25/34	1,394,058	1,405,821
FRB Ser. 06-HE7, Class A2D, (1 Month US LIBOR + 0.23%), 2.707%, 10/25/46	1,451,873	1,433,725
HomeBanc Mortgage Trust FRB Ser. 05-4, Class A1, (1 Month US LIBOR + 0.27%), 2.747%, 10/25/35	13,510,238	13,468,960
Homeward Opportunities Fund I Trust 144A Ser. 18-1, Class A1, 3.78%, 6/25/48(WAC)	14,128,900	14,241,931
HSI Asset Securitization Corp. Trust FRB Ser. 07-WF1, Class 2A4, (1 Month US LIBOR + 0.25%), 2.727%, 5/25/37	8,529,563	8,477,005
JPMorgan Mortgage Acquisition Corp. FRB Ser. 05-FLD1, Class M4, (1 Month US LIBOR + 0.98%), 3.452%, 7/25/35	757,895	758,234
JPMorgan Mortgage Acquisition Trust
FRB Ser. 07-CH1, Class MV2, (1 Month US LIBOR + 0.28%), 2.757%, 11/25/36	8,540,000	8,510,537
FRB Ser. 06-CH1, Class A5, (1 Month US LIBOR + 0.23%), 2.707%, 7/25/36	328,794	327,847
FRB Ser. 07-CH4, Class A4, (1 Month US LIBOR + 0.16%), 2.637%, 1/25/36	3,268,829	3,248,947
JPMorgan Resecuritization Trust 144A Ser. 14-1, Class 7A1, 3.00%, 6/26/35	7,103,503	7,022,473
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class M1, (1 Month US LIBOR + 0.75%), 3.227%, 2/25/34	746,242	742,025
MASTR Adjustable Rate Mortgages Trust FRB Ser. 04-13, Class 3A7, 4.451%, 11/21/34(WAC)	1,437,404	1,466,152
Mastr Asset-Backed Securities Trust FRB Ser. 06-FRE1, Class A4, (1 Month US LIBOR + 0.58%), 3.057%, 12/25/35	1,676,708	1,665,506
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-AR1, Class M1, (1 Month US LIBOR + 0.75%), 3.227%, 6/25/36	1,546,006	1,546,238
New Century Home Equity Loan Trust
FRB Ser. 05-3, Class M3, (1 Month US LIBOR + 0.77%), 3.242%, 7/25/35	4,446,674	4,421,709
FRB Ser. 05-2, Class M2, (1 Month US LIBOR + 0.68%), 3.152%, 6/25/35	1,544,336	1,542,075
Nomura Home Equity Loan, Inc./Home Equity Loan Trust FRB Ser. 05-FM1, Class M2, (1 Month US LIBOR + 0.49%), 2.967%, 5/25/35	2,259,310	2,249,202
Nomura Resecuritization Trust 144A FRB Ser. 15-8R, Class 4A1, (1 Month US LIBOR + 2.00%), 4.397%, 11/25/47	4,418,174	4,460,603
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates
FRB Ser. 05-2, Class M2, (1 Month US LIBOR + 0.68%), 3.152%, 4/25/35	1,984,544	1,980,229
FRB Ser. 05-3, Class M1, (1 Month US LIBOR + 0.46%), 2.937%, 7/25/35	12,082,000	11,819,564
FRB Ser. 05-3, Class A1C, (1 Month US LIBOR + 0.37%), 2.847%, 7/25/35	5,551,436	5,535,854
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
FRB Ser. 04-WHQ2, Class M3, (1 Month US LIBOR + 1.04%), 3.512%, 2/25/35	8,010,563	8,006,943
FRB Ser. 05-WCH1, Class M3, (1 Month US LIBOR + 0.84%), 3.317%, 1/25/36	904,269	904,929
Popular ABS Mortgage Pass-Through Trust FRB Ser. 05-A, Class M1, (1 Month US LIBOR + 0.43%), 2.907%, 6/25/35	232,084	232,478
RASC Series Trust FRB Ser. 06-KS6, Class A4, (1 Month US LIBOR + 0.25%), 2.727%, 8/25/36	16,151,102	15,978,640
RASC Trust FRB Ser. 05-KS12, Class M1, (1 Month US LIBOR + 0.44%), 2.917%, 1/25/36	2,057,848	2,059,104
Residential Asset Mortgage Products Trust
FRB Ser. 05-RS1, Class MII1, (1 Month US LIBOR + 0.83%), 3.302%, 1/25/35	932,013	938,434
FRB Ser. 05-RS6, Class M3, (1 Month US LIBOR + 0.80%), 3.272%, 6/25/35	6,976,926	6,967,483
Residential Asset Securities Corp. Trust FRB Ser. 06-KS7, Class A4, (1 Month US LIBOR + 0.24%), 2.717%, 9/25/36	1,017,980	1,008,958
Residential Asset Securities Corp., Trust
FRB Ser. 04-KS10, Class M1, (1 Month US LIBOR + 0.90%), 3.377%, 11/25/34	7,794,415	7,756,062
FRB Ser. 04-KS12, Class M1, (1 Month US LIBOR + 0.80%), 3.272%, 1/25/35	1,359,413	1,363,117
FRB Ser. 05-KS11, Class M1, (1 Month US LIBOR + 0.40%), 2.877%, 12/25/35	1,035,692	1,035,847
Securitized Asset Backed Receivables, LLC Trust FRB Ser. 06-CB1, Class AV1, (1 Month US LIBOR + 0.48%), 2.957%, 1/25/36	12,185,563	12,096,121
SG Residential Mortgage Trust 144A FRB Ser. 18-1, Class A1, 3.425%, 4/27/48(WAC)	6,562,482	6,529,669
Soundview Home Loan Trust
FRB Ser. 05-CTX1, Class M2, (1 Month US LIBOR + 0.44%), 2.917%, 11/25/35	1,910,100	1,909,287
FRB Ser. 06-2, Class M1, (1 Month US LIBOR + 0.33%), 2.807%, 3/25/36	2,930,558	2,934,214
Starwood Mortgage Residential Trust 144A
FRB Ser. 18-IMC2, Class A1, 4.121%, 10/25/48(WAC)	21,317,582	21,520,738
Ser. 18-IMC1, Class A1, 3.793%, 3/25/48(WAC)	12,155,292	12,197,835
Structured Asset Investment Loan Trust
FRB Ser. 04-7, Class A7, (1 Month US LIBOR + 0.84%), 3.317%, 8/25/34	2,980,331	2,974,320
FRB Ser. 05-8, Class A4, (1 Month US LIBOR + 0.72%), 3.197%, 10/25/35	415,244	415,458
FRB Ser. 05-5, Class M2, (1 Month US LIBOR + 0.69%), 3.167%, 6/25/35	1,249,202	1,249,836
FRB Ser. 05-3, Class M2, (1 Month US LIBOR + 0.66%), 3.137%, 4/25/35	934,703	936,980
FRB Ser. 05-HE1, Class M1, (1 Month US LIBOR + 0.47%), 2.947%, 7/25/35	981,170	979,355
Structured Asset Investment Loan Trust 144A FRB Ser. 05-1, Class M2, (1 Month US LIBOR + 0.72%), 3.197%, 2/25/35	3,637,211	3,646,903
Structured Asset Securities Corp Mortgage Loan Trust
FRB Ser. 06-OPT1, Class A5, (1 Month US LIBOR + 0.26%), 2.737%, 4/25/36	2,319,675	2,296,478
FRB Ser. 06-NC1, Class A4, (1 Month US LIBOR + 0.15%), 2.627%, 5/25/36	519,132	515,245
Structured Asset Securities Corp. Mortgage Loan Trust 144A FRB Ser. 06-GEL3, Class A3, (1 Month US LIBOR + 0.30%), 2.777%, 7/25/36	3,508,750	3,508,699
Verus Securitization Trust 144A
Ser. 19-1, Class A1, 3.73%, 2/25/59(WAC)	37,864,897	38,142,967
Ser. 2, Class A1, 3.635%, 6/1/58(WAC)	24,394,670	24,455,657
Ser. 17-SG1A, Class A1, 2.69%, 11/25/47(WAC)	4,383,931	4,326,940
Ser. 17-2A, Class A1, 2.485%, 7/25/47(WAC)	13,495,838	13,293,401
Wells Fargo Home Equity Asset-Backed Securities Trust FRB Ser. 05-4, Class M1, (1 Month US LIBOR + 0.46%), 2.937%, 12/25/35	1,494,242	1,491,873
Wells Fargo Home Equity Trust Asset-Backed Securities Trust FRB Ser. 05-3, Class M4, (1 Month US LIBOR + 0.89%), 3.362%, 11/25/35	1,233,675	1,252,180

		645,321,492

Total mortgage-backed securities (cost $1,259,047,231)		$1,258,082,606

ASSET-BACKED SECURITIES (3.8%)(a)
	Principal amount	Value
American Express Credit Account Master Trust
FRB Ser. 17-8, Class A, (1 Month US LIBOR + 0.12%), 2.593%, 5/16/22	$6,630,000	$6,632,148
Ser. 17-1, Class A, 1.93%, 9/15/22	32,796,000	32,633,876
Capital One Multi-Asset Execution Trust
FRB Ser. 14-A4, Class A4, (1 Month US LIBOR + 0.36%), 2.833%, 6/15/22	53,595,000	53,638,964
Ser. 17-A1, Class A1, 2.00%, 1/17/23	7,200,000	7,163,280
Ser. 16-A6, Class A6, 1.82%, 9/15/22	2,212,000	2,203,427
Ser. 16-A3, Class A3, 1.34%, 4/15/22	20,700,000	20,665,638
Ser. 16-A4, Class A4, 1.33%, 6/15/22	23,391,000	23,306,446
CarMax Auto Owner Trust Ser. 16-2, Class A4, 1.68%, 9/15/21	12,232,000	12,126,457
Chase Issuance Trust
Ser. 12-A4, Class A4, 1.58%, 8/15/21	39,720,000	39,607,632
Ser. 16-A2, Class A, 1.37%, 6/15/21	21,695,000	21,658,422
Citibank Credit Card Issuance Trust
Ser. 14-A6, Class A6, 2.15%, 7/15/21	6,040,000	6,033,960
Ser. 17-A9, Class A9, 1.80%, 9/20/21	73,373,000	73,115,461
Ser. 16-A1, Class A1, 1.75%, 11/19/21	5,000,000	4,972,500
Discover Card Execution Note Trust
Ser. 14-A4, Class A4, 2.12%, 12/15/21	46,430,000	46,398,892
Ser. 12-A6, Class A6, 1.67%, 1/18/22	62,360,000	62,240,743
Finance of America Structured Securities Trust 144A Ser. 19-HB1, Class A, 3.279%, 4/25/29(WAC)	10,500,000	10,515,750
Ford Credit Floorplan Master Owner Trust
FRB Ser. 15-2, Class A2, (1 Month US LIBOR + 0.57%), 3.043%, 1/15/22	7,034,000	7,052,706
FRB Ser. 18-1, Class A2, (1 Month US LIBOR + 0.28%), 2.753%, 5/15/23	7,540,000	7,531,102
Ser. 16-3, Class A1, 1.55%, 7/15/21	9,400,000	9,375,842
loanDepot Station Place Agency Securitization Trust 144A FRB Ser. 17-LD1, Class A, (1 Month US LIBOR + 0.80%), 3.277%, 11/25/50	21,579,000	21,579,000
Mello Warehouse Securitization Trust 144A FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 3.327%, 11/25/51	20,053,000	20,053,000
RMF Buyout Issuance Trust 144A Ser. 18-1, Class A, 3.436%, 11/25/28(WAC)	5,606,893	5,608,996
Station Place Securitization Trust 144A
FRB Ser. 18-8, Class A, (1 Month US LIBOR + 0.70%), 3.181%, 2/24/20	32,228,000	32,228,000
FRB Ser. 18-5, Class A, (1 Month US LIBOR + 0.70%), 3.181%, 9/24/19	17,687,000	17,687,000
FRB Ser. 18-3, Class A, (1 Month US LIBOR + 0.70%), 3.181%, 7/24/19	16,369,000	16,369,000
FRB Ser. 19-3, Class A, (1 Month US LIBOR + 0.70%), zero %, 6/24/20	23,217,000	23,217,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 3.086%, 1/25/46	2,844,269	2,816,521

Total asset-backed securities (cost $584,762,688)		$586,431,763

CERTIFICATES OF DEPOSIT (1.8%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Bank of Montreal/Chicago, IL FRN (Canada)	2.900	5/9/19	$24,500,000	$24,501,734
Barclays Bank PLC/NY FRN (United Kingdom)	2.957	10/15/19	28,000,000	28,032,742
Canadian Imperial Bank of Commerce/New York, NY FRN	2.959	5/29/19	16,300,000	16,304,190
Credit Agricole Corporate and Investment Bank/New York FRN (France)	3.082	5/11/20	21,250,000	21,293,833
National Bank of Canada/New York, NY FRN	2.938	5/8/19	19,500,000	19,500,596
Nordea Bank ABP/New York, NY FRN	2.973	2/12/21	28,000,000	27,985,382
Skandinaviska Enskilda Banken AB/New York, NY FRN	2.988	5/3/19	19,750,000	19,750,133
Societe Generale/New York, NY FRN (France)	2.772	5/9/19	48,000,000	48,001,636
Sumitomo Mitsui Banking Corp/New York FRN (Japan)	3.059	6/5/19	19,650,000	19,658,283
Svenska Handelsbanken/New York, NY FRN (Sweden)	2.992	4/1/20	14,750,000	14,796,522
Swedbank AB/New York FRN	2.971	8/24/20	28,500,000	28,525,463
US Bank, NA/Cincinnati, OH FRN	2.645	5/13/19	8,000,000	8,000,553

Total certificates of deposit (cost $276,199,203)				$276,351,067

ASSET-BACKED COMMERCIAL PAPER (0.7%)(a)
	Yield (%)	Maturity date	Principal amount	Value
CAFCO, LLC	2.921	5/15/19	$47,000,000	$46,951,629
Chariot Funding, LLC	2.943	5/29/19	47,000,000	46,905,764
Matchpoint Finance PLC (Ireland)	2.611	7/17/19	8,000,000	7,954,344

Total asset-backed commercial paper (cost $101,797,031)				$101,811,737

REPURCHASE AGREEMENTS (0.5%)(a)
	Principal amount	Value
Interest in $25,000,000 tri-party term repurchase agreement dated 4/30/19 with RBC Capital Markets, LLC due 6/4/19 - maturity value of $25,059,063 for an effective yield of 2.670% (collateralized by various corporate bonds and notes with coupon rates ranging from 0.000% to 8.875% and due dates ranging from 5/18/19 to 3/15/50, valued at $26,185,737)(IR)(EG) (Canada)	$25,000,000	$25,000,000
Interest in $50,000,000 tri-party term repurchase agreement dated 4/30/19 with BNP Paribas due 6/4/19 - maturity value of $50,093,333 for an effective yield of 2.640% (collateralized by various corporate bonds and notes with coupon rates ranging from 2.450% to 8.050% and due dates ranging from 9/23/19 to perpetual maturity, valued at $52,503,851)(IR)(EG) (France)	50,000,000	50,000,000

Total repurchase agreements (cost $75,000,000)		$75,000,000

MUTUAL FUNDS (—%)(a)
	Shares	Value
Putnam Short Term Investment Fund 2.60%(AFF)	68,124	$68,124

Total mutual funds (cost $68,124)		$68,124

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (—%)
Government National Mortgage Association Pass-Through Certificates 4.50%, 10/15/19	$607	$607

		607
U.S. Government Agency Mortgage Obligations (—%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
5.00%, with due dates from 11/1/19 to 5/1/21	6,524	6,562
Federal National Mortgage Association Pass-Through Certificates
6.50%, 12/1/19	70	70
6.00%, with due dates from 9/1/19 to 5/1/23	7,905	8,123
5.50%, with due dates from 6/1/20 to 11/1/23	5,446	5,492
5.00%, 11/1/19	1,182	1,182

		21,429

Total U.S. government and agency mortgage obligations (cost $23,354)		$22,036
TOTAL INVESTMENTS

Total investments (cost $15,556,362,142)		$15,567,033,760

	Key to holding's abbreviations
BKNT	Bank Note
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
MTN	Medium Term Notes
PO	Principal Only
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2018 through April 30, 2019 (the reporting period). Effective June 1, 2019, Putnam Short Duration Income Fund was renamed Putnam Ultra Short Duration Income Fund. Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $15,497,823,176.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 4/30/19
	Short-term investments
	Putnam Short Term Investment Fund*	$—	$587,196,597	$587,128,473	$221,627	$68,124

	Total Short-term investments	$—	$587,196,597	$587,128,473	$221,627	$68,124
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
(IR)	Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.
(EG)	Maturity date of the repurchase agreement is thirty-five days from the purchase date unless both parties agree to roll the transaction. Maturity value of the repurchase agreement will equal the principal amount of the repurchase agreement plus interest.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	71.7%
	Canada	7.7
	United Kingdom	5.9
	Netherlands	2.8
	France	2.6
	Australia	2.5
	Japan	2.5
	Sweden	1.7
	Switzerland	0.6
	Norway	0.5
	Bermuda	0.5
	Other	1.0

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $78,689,588 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$101,811,737	$—
Asset-backed securities	—	586,431,763	—
Certificates of deposit	—	276,351,067	—
Commercial paper	—	5,210,215,633	—
Corporate bonds and notes	—	8,059,050,794	—
Mortgage-backed securities	—	1,258,082,606	—
Mutual funds	68,124	—	—
Repurchase agreements	—	75,000,000	—
U.S. government and agency mortgage obligations	—	22,036	—

Totals by level	$68,124	$15,566,965,636	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com